Income Taxes - Significant Components of Deferred Income Tax Assets (Liabilities) (Details) - CAD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unrecognized deferred income tax assets	$ (52)	$ (21)
Net deferred tax liabilities	(418)	(365)
Cost | Non-capital losses
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred income tax liabilities, before unrecognized deferred income tax assets	149	88
Cost | Future decommissioning and restoration costs
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred income tax liabilities, before unrecognized deferred income tax assets	184	140
Cost | Property, plant and equipment
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred income tax liabilities, before unrecognized deferred income tax assets	(646)	(528)
Cost | Investment in subsidiaries
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred income tax liabilities, before unrecognized deferred income tax assets	(60)	(63)
Cost | Risk management assets and liabilities, net
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred income tax liabilities, before unrecognized deferred income tax assets	40	99
Cost | Employee future benefits and compensation plans
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred income tax liabilities, before unrecognized deferred income tax assets	52	50
Cost | Foreign exchange differences
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred income tax liabilities, before unrecognized deferred income tax assets	16	12
Cost | Other taxable temporary differences
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred income tax liabilities, before unrecognized deferred income tax assets	(1)	(6)
Accumulated impairment
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred income tax liabilities, before unrecognized deferred income tax assets	(266)	(208)
Unrecognized deferred income tax assets	$ (152)	$ (157)